Consolidated Statements of Income (Loss) — Unaudited - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Operating revenues:
Total operating revenues	$ 24,383	$ 15,758
Operating expenses:
Technology, communication, and processing	8,652	6,078
Salaries and employee benefits	5,423	7,465
General and administrative			$ 292,252	$ 155,854
Professional services	1,737	3,958	1,532,958	219,533
Franchise tax			200,000	200,000
Support services - related party			185,384	224,000
Provision for operating losses	1,329	883
Occupancy	352	419
Customer related supplies	475	51
Advertising and promotion	191	217
Merger and acquisition related expenses		50
Other	457	770	212,129
Change in fair value of warrant liability			(68,334,046)	1,909,973
Interest income on investments held in Trust Account			1,405,514	3,950,927
Total operating expenses	18,616	19,891
Total other income			(66,716,403)	5,860,900
Total expenses			2,210,594	799,387
Income (loss) from operations	5,767	(4,133)
Non-operating income and expense:
Gain on fair value of private warrant liability	15,003		(68,334,046)	1,909,973
Interest expense	(54)	(394)
Income (loss) before income tax expense	20,716	(4,527)	(68,926,997)	5,061,513
Income tax expense	1,827	7	297,748	788,018
Net income (loss)	$ 18,889	$ (4,534)	$ (69,224,745)	$ 4,273,495
Basic shares outstanding (in Shares)	11,900	6,123
Diluted shares outstanding (in Shares)	15,512	6,123
Basic earnings (loss) per common share (in Dollars per share)	$ 1.59	$ (0.74)
Diluted earnings (loss) per common share (in Dollars per share)	$ 0.25	$ (0.74)
Interchange and card revenue [Member]
Operating revenues:
Total operating revenues	$ 8,351	$ 6,607
Servicing fees from partner bank [Member]
Operating revenues:
Total operating revenues	9,372	4,765
Account fees [Member]
Operating revenues:
Total operating revenues	2,686	2,909
University fees [Member]
Operating revenues:
Total operating revenues	1,324	1,285
Other revenue [Member]
Operating revenues:
Total operating revenues	$ 2,650	$ 192
Class A Common Stock
Non-operating income and expense:
Weighted average shares outstanding of common stock (in Shares)			8,655,806	16,928,889
Basic and diluted net income (loss) per share (in Dollars per share)			$ 0.13	$ 0.18
Class B Common Stock
Non-operating income and expense:
Weighted average shares outstanding of common stock (in Shares)			4,232,222	4,232,222
Basic and diluted net income (loss) per share (in Dollars per share)			$ (16.62)	$ 0.31